Post-employment benefits - Sensitivity of key assumptions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Post-employment benefits [Line Items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Bottom of range
Post-employment benefits [Line Items]
Increase in actuarial assumption of life expectancy after retirement	6 months
Top of range
Post-employment benefits [Line Items]
Increase in actuarial assumption of life expectancy after retirement	1 year
Discount rate (1% movement)
Post-employment benefits [Line Items]
Increase	€ (80)	€ (123)
Decrease	98	150
Pension increase (1% movement)
Post-employment benefits [Line Items]
Increase	54	60
Decrease	(47)	(52)
Salary increase (1% movement)
Post-employment benefits [Line Items]
Increase	12	14
Decrease	(11)	(12)
Longevity
Post-employment benefits [Line Items]
Increase	26	34
Decrease	€ (21)	€ (24)
Percentage of reasonably possible decrease in actuarial assumption	10.00%